CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 7,607,270	$ 1,087,825	¥ 4,754,783
Restricted cash	26,156	3,740	13,898
Time deposits	259,000	37,037	100,000
Short-term investments	100,093	14,313
Accounts receivable, net	145,903	20,864	121,967
Inventories	228,009	32,605	132,069
Prepayments and other current assets, net	481,913	68,913	315,404
Amounts due from related parties	¥ 2,085	$ 298	¥ 1,547
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related party	Related party	Related party
Total current assets	¥ 8,850,429	$ 1,265,595	¥ 5,439,668
Non-current assets
Long-term investments	2,109	302	2,403
Property and equipment, net	583,670	83,464	249,003
Deferred tax assets, net	402,821	57,603	253,210
Right-of-use assets, net	1,275,805	182,438	542,202
Goodwill	97,985	14,012	11,837
Intangible assets	12,078	1,727	8,440
Other non-current assets	238,086	34,044	89,343
Total non-current assets	2,612,554	373,590	1,156,438
Total assets	11,462,983	1,639,185	6,596,106
Current liabilities
Accounts payable	629,789	90,059	597,091
Contract liabilities, current	293,706	41,999	265,341
Taxes payable	174,746	24,988	217,387
Operating lease liabilities, current	424,363	60,683	195,438
Accrued expenses and other liabilities	1,327,348	189,810	1,022,671
Total current liabilities	2,849,952	407,539	2,297,928
Non-current liabilities
Contract liabilities, non-current	185,996	26,597	257,305
Operating lease liabilities, non-current	849,936	121,539	352,618
Total non-current liabilities	1,035,932	148,136	609,923
Total liabilities	3,885,884	555,675	2,907,851
Commitments and contingencies (Note 21)
Mezzanine equity
Convertible redeemable preferred shares			933,780
Total mezzanine equity			933,780
Shareholders' equity
Treasury stock	(210,082)	(30,041)	(210,082)
Additional paid-in capital	3,696,445	528,585	90,853
Statutory reserve	34,913	4,992	18,437
Retained earnings	3,886,242	555,725	2,752,024
Accumulated other comprehensive income/(loss)	(65,858)	(9,418)	2,597
Total shareholders' equity of the Company	7,341,802	1,049,863	2,653,905
Non-controlling interests	235,297	33,647	100,570
Total shareholders' equity	7,577,099	1,083,510	2,754,475
Total liabilities, mezzanine equity and shareholders' equity	11,462,983	1,639,185	6,596,106
Series A preferred stock
Mezzanine equity
Convertible redeemable preferred shares			231,944
Series B preferred stock
Mezzanine equity
Convertible redeemable preferred shares			234,715
Series B+ Preferred Shares
Mezzanine equity
Convertible redeemable preferred shares			467,121
Class A Ordinary shares
Shareholders' equity
Ordinary shares	93	13	27
Class B Ordinary shares
Shareholders' equity
Ordinary shares	¥ 49	$ 7	¥ 49